CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Net cash flows used in operating activities	$ 420	¥ 3,047	¥ (4,482)	$ (1,854)	¥ (12,786)	¥ (12,068)	¥ (46,526)
Net cash flows used in investing activities	(145)	(1,048)	(3)	1,022	7,050	53,352	(5,168)
Net cash flows from financing activities	(221)	(1,602)	(3,901)	(3,310)	(22,833)	(38,786)	48,595
NET (DECREASE)/ INCREASE IN CASH	54	397	(8,386)	(4,142)	(28,569)	2,498	(3,099)
Net foreign exchange differences	16	117	942	277	1,905	(719)	281
Separate [member]
IfrsStatementLineItems [Line Items]
Net cash flows used in operating activities				(793)	(5,469)	(6,076)	(3,269)
Net cash flows used in investing activities				(9)	(59)	(10,297)	(216)
Net cash flows from financing activities				(1,099)	(7,581)	34,089	1,982
NET (DECREASE)/ INCREASE IN CASH				(1,901)	(13,109)	17,716	(1,503)
CASH AT BEGINNING OF THE YEAR	$ 789	¥ 5,447	¥ 17,017	2,467	17,017	58	811
Net foreign exchange differences				223	1,539	(757)	750
CASH AT END OF THE YEAR				$ 789	¥ 5,447	¥ 17,017	¥ 58